Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Liability [Abstract]
Summary of Derivative Liability Value

The following presents the derivative liability value by instrument type at December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Convertible debentures	$1,033,644	$462,489
Common stock warrants	8,496,652	20,185
	$9,530,296	$482,674

Summary of Changes in Fair Market Value of Derivative Liability

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2017 and 2016, respectively:

Derivative
Liability
Total
Balance, December 31, 2015	$1,038,504
Increase in derivative value due to issuances of convertible promissory notes	261,796
Increase in derivative value attributable to issuance of warrants	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	227,102
Debt conversions	(1,052,128)
Balance, December 31, 2016	$482,674
Increase in derivative value attributable to issuance of convertible notes	956,320
Increase in derivative value attributable to issuance of warrants	4,321,045
Change in fair market value of derivative liabilities due to the mark to market adjustment	4,221,728
Debt conversions and redemptions	(451,471)
Balance, December 31, 2017	$9,530,296